The RBB Fund Trust

615 East Michigan Street

Milwaukee, Wisconsin 53202

October 25, 2023

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Trust (the “Trust”)
File Nos.: 333-200168 and 811-23011

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 38 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 41 under the 1940 Act), for the sole purpose of noting the prior change of control of F/m Investments, LLC d/b/a North Slope Capital, LLC (“F/m”), the investment adviser to the Evermore Global Value Fund, the fund identified in this Amendment. As a point of information, shareholders of the Evermore Global Value Fund voted to approve the new investment advisory agreement following the change of control of F/m via a definitive proxy statement filed on March 10, 2023. Accordingly, we respectfully request that the Staff limit its review to the Prospectus section entitled “Investment Adviser” and the Statement of Additional Information section entitled “Investment Advisory and Other Services – The Adviser.”

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective on December 31, 2023. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. That filing will incorporate any comments made by the Staff on this Amendment, update any missing information, update certain financial information, and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Very truly yours,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:	Steven Plump, The RBB Fund Trust
James Shaw, The RBB Fund Trust
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP